Research and development costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Research and development costs	$ 171,249	$ 127,930	$ 85,315
Inter-segment R&D
Disclosure of products and services [line items]
Research and development costs	(3,759)	0	0
Product Development
Disclosure of products and services [line items]
Research and development costs	169,195	127,505	84,927
Therapeutics
Disclosure of products and services [line items]
Research and development costs	98,039	55,877	31,258
Therapeutics | Phase 3
Disclosure of products and services [line items]
Research and development costs	49,209	36,378	17,585
Therapeutics | Phase 2
Disclosure of products and services [line items]
Research and development costs	19,332	8,376	7,937
Therapeutics | Early stage clinical candidates
Disclosure of products and services [line items]
Research and development costs	16,995	4,914	4,553
Therapeutics | Pre-clinical research and innovation
Disclosure of products and services [line items]
Research and development costs	12,503	6,209	1,183
Precision Medicine
Disclosure of products and services [line items]
Research and development costs	71,156	71,628	53,669
Precision Medicine | Commercial
Disclosure of products and services [line items]
Research and development costs	18,806	7,139	3,883
Precision Medicine | Pre-commercial
Disclosure of products and services [line items]
Research and development costs	46,403	61,831	45,117
Precision Medicine | Pre-commercial | Zircaix
Disclosure of products and services [line items]
Research and development costs	14,103	2,779
Precision Medicine | Pre-clinical research and innovation
Disclosure of products and services [line items]
Research and development costs	5,947	2,658	4,669
Manufacturing Solutions
Disclosure of products and services [line items]
Research and development costs	5,813	425	388
Manufacturing Solutions | Other research and development projects
Disclosure of products and services [line items]
Research and development costs	$ 5,813	$ 425	$ 388